UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JULY

                      Date of reporting period: 07/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                     8 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypo-


                     9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

thetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING       ENDING       EXPENSES
                           ACCOUNT         ACCOUNT      PAID DURING
                           VALUE           VALUE        6 MONTHS ENDED
                           (2/1/06)        (7/31/06)    JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00       $1,021.60    $3.13
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00        1,021.70     3.13
--------------------------------------------------------------------------------
Class Y Actual              1,000.00        1,022.70     2.12
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00        1,022.70     2.12

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2006 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A           0.62%
----------------------------
Class Y           0.42

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.2%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.1%
Citibank NA:
5.275%, 9/11/06                                $ 30,000,000     $    30,000,000
5.415%, 9/22/06                                  25,000,000          25,000,000
5.435%, 9/25/06                                   7,000,000           7,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA, 5.47%,
10/18/06                                         20,000,000          20,000,000
--------------------------------------------------------------------------------
Wells Fargo Bank
NA:
5.20%, 8/9/06                                    30,000,000          30,000,000
5.34%, 8/16/06                                   20,000,000          20,000,000
                                                                ----------------
                                                                    132,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--17.1%
Abbey National
Treasury Services:
5.245%, 8/14/06                                  25,000,000          25,000,000
5.30%, 8/11/06                                   14,000,000          14,000,000
--------------------------------------------------------------------------------
Bank of Montreal,
Chicago, 5.38%,
9/5/06                                            9,400,000           9,400,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.44%, 9/25/06                                   19,000,000          19,000,000
5.455%, 10/16/06                                 21,500,000          21,500,000
--------------------------------------------------------------------------------
BNP Paribas, New
York:
5.295%, 7/2/07 1                                 20,000,000          19,995,314
5.49%, 10/19/06                                  20,000,000          20,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.29%, 7/2/07 1                                  35,000,000          34,986,739
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY:
5.215%, 8/14/06                                  30,000,000          30,000,000
5.25%, 8/14/06                                   20,000,000          20,000,000
5.36%, 8/28/06                                   19,000,000          19,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York, 5.355%,
9/14/06                                          20,000,000          20,000,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Royal Bank of
Canada,
New York:
5.19%, 8/9/06                                  $ 15,000,000     $    15,000,000
5.355%, 8/29/06                                  20,000,000          20,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York,
5.296%, 10/3/06 1                                29,000,000          28,999,004
--------------------------------------------------------------------------------
Societe Generale,
New York, 5.175%,
8/9/06                                           20,000,000          20,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
5.175%, 8/7/06                                   20,000,000          20,000,000
5.335%, 9/15/06                                  11,500,000          11,500,000
--------------------------------------------------------------------------------
UBS AG, Stamford
CT:
5.325%, 8/18/06                                  30,000,000          30,000,000
5.34%, 8/21/06                                   35,000,000          35,000,000
--------------------------------------------------------------------------------
Westpac Banking
Corp., New York,
5.09%, 8/4/06                                    12,300,000          12,299,908
                                                                ----------------
                                                                    445,680,965
                                                                ----------------
Total Certificates
of Deposit (Cost $577,680,965)                                      577,680,965

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--16.3%
--------------------------------------------------------------------------------
AB SPINTAB:
5.335%, 9/19/06                                  20,000,000          19,854,769
5.34%, 9/5/06                                    19,000,000          18,901,358
5.37%, 10/18/06                                   9,800,000           9,685,977
--------------------------------------------------------------------------------
Bank of America NA:
5.30%, 9/11/06                                   25,000,000          25,000,000
5.37%, 9/14/06                                    5,000,000           5,000,000
5.415%, 9/15/06                                  15,000,000          15,000,000
--------------------------------------------------------------------------------
Barclays US Funding
Corp., 5.09%, 8/7/06                             15,000,000          14,987,275
--------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 5.13%, 8/7/06                              10,000,000           9,991,450
--------------------------------------------------------------------------------
Danske Corp.:
5.10%, 8/8/06 2                                  23,000,000          22,977,192
5.39%, 9/25/06 2                                 14,000,000          13,884,714


                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
DnB NOR Bank ASA,
5.26%, 8/8/06                                  $  4,700,000     $     4,695,193
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
5.14%, 11/22/06 2                                15,000,000          14,757,992
--------------------------------------------------------------------------------
HBOS Treasury
Services:
5.295%, 9/19/06                                  30,000,000          29,783,788
5.385%, 9/26/06                                  20,200,000          20,030,791
5.39%, 9/28/06                                   20,000,000          19,826,322
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
5.16%, 11/22/06                                  10,000,000           9,838,033
--------------------------------------------------------------------------------
Nationwide Building
Society, 5.315%,
9/20/06 2                                        25,000,000          24,815,451
--------------------------------------------------------------------------------
Nordea North
America, Inc., 5.165%,
8/14/06                                          20,000,000          19,962,697
--------------------------------------------------------------------------------
Royal Bank of
Canada,
5.33%, 8/28/06                                    2,000,000           1,992,005
--------------------------------------------------------------------------------
Santander Central
Hispano Finance
(Delaware), Inc.,
5.17%, 8/15/06                                   19,700,000          19,660,392
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB,
5.37%, 11/27/06 1,2                              10,000,000          10,000,000
--------------------------------------------------------------------------------
Societe Generale
North America,
5.335%, 9/1/06                                   20,000,000          19,908,119
--------------------------------------------------------------------------------
St. George Bank Ltd.,
5.40%, 9/8/06 2                                   6,000,000           5,965,800
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc., 5.31%,
8/8/06 2                                          4,500,000           4,495,406
--------------------------------------------------------------------------------
Svenska
Handelsbanken, Inc.,
Series S, 5.34%,
8/31/06                                          20,000,000          19,911,000
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
5.325%, 8/24/06                                  20,000,000          19,931,958

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Westpac Banking
Corp., 5.13%,
11/27/06 2                                     $ 25,000,000     $    24,579,625
                                                                ----------------
Total Direct Bank
Obligations (Cost $425,437,307)                                     425,437,307

--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.6%
--------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper
of NATC California
LLC, 5.42%, 10/13/06
(Cost $14,835,142)                               15,000,000          14,835,142

--------------------------------------------------------------------------------
SHORT-TERM NOTES--57.6%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.6%
Barton Capital Corp.,
5.16%, 8/3/06 2                                  25,000,000          24,992,833
--------------------------------------------------------------------------------
Cancara Asset
Securitization LLC,
5.29%, 8/11/06 2                                 32,700,000          32,651,949
--------------------------------------------------------------------------------
Concord Minutemen
Capital Co. LLC:
5.30%, 8/15/06 2                                 14,000,000          13,971,090
5.405%, 10/17/06 2                               25,000,000          24,710,983
--------------------------------------------------------------------------------
Crown Point Capital
Co., 5.38%, 9/12/06 2                            13,110,000          13,027,713
--------------------------------------------------------------------------------
Fairway Finance Corp.,
5.335%, 9/18/06 2                                 4,725,000           4,691,390
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.33%, 9/15/06                                   15,000,000          14,900,063
5.34%, 8/18/06                                   25,000,000          24,936,958
5.40%, 10/25/06                                  10,000,000           9,872,500
--------------------------------------------------------------------------------
FCAR Owner Trust II,
5.16%, 8/4/06                                    20,000,000          19,991,450
--------------------------------------------------------------------------------
Gemini Securitization
Corp.:
5.30%, 8/16/06 2                                 20,000,000          19,955,833
5.36%, 9/7/06 2                                  17,000,000          16,906,349
5.40%, 10/16/06 2                                35,000,000          34,601,000
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.33%, 8/17/06 2                                 25,000,000          24,940,778
5.395%, 10/18/06 2                               22,000,000          21,742,838


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Grampian Funding
LLC, 5.15%, 11/21/06                           $ 17,000,000     $    16,727,622
--------------------------------------------------------------------------------
Legacy Capital Co.
LLC:
5.30%, 8/16/06                                   17,000,000          16,962,458
5.315%, 9/15/06                                   9,000,000           8,940,206
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
5.41%, 10/18/06 2                                20,000,000          19,765,567
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
5.36%, 8/23/06 2                                 10,000,000           9,967,244
5.385%, 9/20/06 2                                23,000,000          22,827,979
5.40%, 10/23/06 2                                25,000,000          24,688,750
--------------------------------------------------------------------------------
Ormond Quay
Funding LLC:
5.35%, 8/18/06 2                                 13,000,000          12,967,157
5.36%, 8/23/06 2                                 15,000,000          14,950,867
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
5.155%, 8/10/06 2                                50,000,000          49,935,563
5.36%, 9/7/06 2                                  25,000,000          24,862,278
--------------------------------------------------------------------------------
Solitaire Funding LLC,
5.345%, 9/20/06 2                                26,395,000          26,199,281
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
5.30%, 8/10/06 2                                 23,500,000          23,468,863
5.40%, 10/24/06 2                                15,000,000          14,811,000
                                                                ----------------
                                                                    588,968,562

--------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC,
Series 2004, 5.40%,
8/1/06 1                                          6,900,000           6,900,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Banc of America
Securities LLC, 5.33%,
8/1/06 1                                         50,000,000          50,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.35%, 9/21/06                                   25,500,000          25,307,015
5.37%, 9/28/06                                   20,000,000          19,826,967
5.39%, 9/27/06                                   29,000,000          28,752,509
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
5.384%, 4/6/07 1,3                               15,000,000          15,000,000
5.45%, 10/30/06 1,3                              35,000,000          35,000,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Lehman Brothers, Inc.,
5.50%, 8/1/06 1                                $  4,000,000     $     4,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.28%, 8/10/06                                   20,000,000          19,973,600
                                                                ----------------
                                                                    197,860,091

--------------------------------------------------------------------------------
CHEMICALS--0.5%
BASF AG, 5.32%,
8/23/06 2                                        14,300,000          14,253,509
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Bank of America
Corp., 5.115%, 8/2/06                            13,000,000          12,998,153
--------------------------------------------------------------------------------
HSBC USA, Inc.,
5.33%, 9/1/06                                    22,000,000          21,899,026
--------------------------------------------------------------------------------
National City Credit
Corp., 5.11%, 8/3/06                             20,000,000          19,994,322
                                                                ----------------
                                                                     54,891,501

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.4%
Countrywide
Financial Corp.:
5.30%, 8/8/06                                    28,000,000          27,971,144
5.37%, 8/28/06                                   28,500,000          28,385,216
--------------------------------------------------------------------------------
Private Export
Funding Corp., 5.25%,
8/3/06 2                                          5,000,000           4,998,542
                                                                ----------------
                                                                     61,354,902

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Mississippi Business
Finance Corp. Revenue
Bonds, Shuqualak
Lumber Project, Series
2003, 5.40%, 8/1/06 1                             2,000,000           2,000,000
--------------------------------------------------------------------------------
Warrior Roofing
Manufacturing of
Georgia LLC, Series
2004, 5.45%, 8/1/06 1                             3,710,000           3,710,000
                                                                ----------------
                                                                      5,710,000


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
General Electric
Capital Corp.:
5.28%, 8/21/06                                 $ 19,000,000     $    18,944,372
5.29%, 8/15/06                                   13,000,000          12,973,256
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc., 5.525%,
2/15/07 1                                        20,000,000          20,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.,
5.305%, 9/21/06                                   5,000,000           4,962,423
                                                                ----------------
                                                                     56,880,051

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C, 5.40%,
8/3/06 1                                          5,515,000           5,515,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project:
5.40%, 8/1/06 1                                   1,100,000           1,100,000
5.40%, 8/1/06 1                                   1,300,000           1,300,000
                                                                ----------------
                                                                      2,400,000

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Beaver Cnty., UT
Environmental Facility
Revenue Bonds, BEST
Bio Fuels LLC Project,
Series 2003B, 5.70%,
8/1/06 1                                          3,465,000           3,465,000
--------------------------------------------------------------------------------
INSURANCE--3.5%
ING America
Insurance Holdings,
Inc.:
5.38%, 10/5/06                                   25,000,000          24,757,153
5.40%, 10/17/06                                   9,000,000           8,896,050
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6,
5.439%, 8/15/06 1,3                              17,500,000          17,500,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Metropolitan Life
Global Funding I,
Series 2003-5, 5.429%,
8/15/06 1,3                                    $ 18,000,000     $    18,000,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
5.376%, 2/1/07 1,3                               22,000,000          22,000,000
                                                                ----------------
                                                                     91,153,203

--------------------------------------------------------------------------------
LEASING & FACTORING--1.5%
Toyota Motor Credit
Corp., 5.10%, 8/4/06                             40,000,000          39,983,000
--------------------------------------------------------------------------------
METALS & MINING--0.2%
AL Industrial
Development
Authority Revenue
Bonds, Simcala,
Inc. Project, Series
1995, 5.40%, 8/1/06 1                             5,450,000           5,450,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Sanofi-Aventis:
5.09%, 8/2/06 2                                  45,000,000          44,993,640
5.165%, 8/30/06 2                                11,000,000          10,954,232
                                                                ----------------
                                                                     55,947,872

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.9%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
5.12%, 8/16/06                                    8,000,000           7,982,933
5.12%, 8/17/06                                    6,570,000           6,555,050
5.35%, 8/18/06                                    8,420,000           8,398,728
5.42%, 10/25/06                                  16,351,000          16,141,753
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.14%, 11/27/06                                  18,200,000          17,893,370
5.38%, 9/13/06                                    2,000,000           1,987,148
5.38%, 9/18/06                                   35,000,000          34,751,733
5.39%, 9/25/06                                   20,000,000          19,835,306
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.32%, 8/11/06                                   36,000,000          35,946,800
--------------------------------------------------------------------------------
Parkland (USA) LLC,
5.336%, 12/12/06 1,4                             27,000,000          26,999,016


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Premier Asset
Collateralized Entity
LLC 1:
5.38%, 10/25/06 2                              $ 25,300,000     $    24,978,620
5.40%, 10/20/06 2                                24,500,000          24,206,000
--------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 5.42%,
8/22/06 1                                        15,000,000          15,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.30%, 8/23/06                                   31,000,000          30,899,594
5.31%, 8/25/06                                   14,600,000          14,548,317
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC, 5.49%,
9/28/06 1,4                                      13,000,000          13,000,000
--------------------------------------------------------------------------------
WIND Master Trust
Nts., 5.385%,
8/25/06 1,3                                      10,000,000          10,000,000
                                                                ----------------
                                                                    309,124,368
                                                                ----------------

Total Short-Term Notes
(Cost $1,499,857,059)                                             1,499,857,059

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,517,810,473)                                  96.7%      2,517,810,473
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                          3.3          86,949,497
                                               ---------------------------------
NET ASSETS                                            100.0%    $ 2,604,759,970
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $722,498,028, or 27.74% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2006 was $117,500,000, which represents 4.51% of the Fund's net assets. See Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $39,999,016 or 1.54% of the Fund's net assets as of July 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $2,517,810,473)--see accompanying
statement of investments                                        $ 2,517,810,473
--------------------------------------------------------------------------------
Cash                                                                  7,006,306
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                        117,767,074
Interest                                                              4,309,868
Other                                                                   144,201
                                                                ----------------
Total assets                                                      2,647,037,922

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                     38,732,809
Dividends                                                             2,679,058
Directors' compensation                                                 358,289
Transfer and shareholder servicing agent fees                           265,191
Shareholder communications                                              163,479
Other                                                                    79,126
                                                                ----------------
Total liabilities                                                    42,277,952

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 2,604,759,970
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $   260,465,901
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,344,278,108
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             15,961
                                                                ----------------
NET ASSETS                                                      $ 2,604,759,970
                                                                ================

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $1,596,820,427 and 1,596,722,820
shares of capital stock outstanding)                            $          1.00
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $1,007,939,543 and
1,007,936,186 shares of capital stock outstanding)              $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $   100,207,205
--------------------------------------------------------------------------------
Other income                                                            187,946
                                                                ----------------
Total investment income                                             100,395,151

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,119,532
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,314,058
Class Y                                                                  37,972
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 459,368
Class Y                                                                      80
--------------------------------------------------------------------------------
Directors' compensation                                                  23,643
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,039
--------------------------------------------------------------------------------
Other                                                                   203,230
                                                                ----------------
Total expenses                                                       13,162,922
Less waivers and reimbursements of expenses                             (11,307)
                                                                ----------------
Net expenses                                                         13,151,615

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                87,243,536

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         15,960

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    87,259,496
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                    2006                2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                        $   87,243,536     $    33,571,087
--------------------------------------------------------------------------------
Net realized gain                                    15,960              54,749
                                             -----------------------------------
Net increase in net assets resulting
from operations                                  87,259,496          33,625,836

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                         (71,566,197)        (33,138,180)
Class Y                                         (15,732,087)           (435,695)

--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital stock transactions:
Class A                                        (365,712,571)        165,474,199
Class Y                                         982,713,397          25,222,789

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                  616,962,038         190,748,949
--------------------------------------------------------------------------------
Beginning of period                           1,987,797,932       1,797,048,983
                                             -----------------------------------
End of period                                $2,604,759,970     $ 1,987,797,932
                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                     2006          2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain              .04 1         .02 1          -- 2         .01           .02
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.04)         (.02)           -- 2        (.01)         (.02)
Distributions from net realized gain                      --            --            --            -- 2          -- 2
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.04)         (.02)           -- 2        (.01)         (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          3.92%         1.80%         0.43%         0.84%         1.88%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,596,820    $1,962,575    $1,797,049    $1,955,368    $2,093,484
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,885,665    $1,856,740    $1,808,266    $2,014,466    $2,005,530
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   3.79%         1.78%         0.43%         0.83%         1.88%
Total expenses                                          0.62%         0.65%         0.73%         0.72%         0.79%
Expenses after payments and waivers
and reduction to custodian expenses                     0.62%         0.65%         0.72%         0.72%         0.63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y           YEAR ENDED JULY 31,                        2006      2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $     1.00   $    1.00
--------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain 2                 .04         .02
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.04)       (.02)
Distributions from net realized gain                           --          --
                                                       -------------------------
Total dividends and/or distributions to shareholders         (.04)       (.02)
--------------------------------------------------------------------------------

Net asset value, end of period                         $     1.00   $    1.00
                                                       =========================

--------------------------------------------------------------------------------
TOTAL RETURN 3                                               4.08%       1.85%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $1,007,940   $  25,223
--------------------------------------------------------------------------------
Average net assets (in thousands)                      $  347,670   $  22,892
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        4.52%       2.05%
Total expenses                                               0.43% 5     0.52% 6

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

    UNDISTRIBUTED NET             UNDISTRIBUTED             ACCUMULATED LOSS
    INVESTMENT INCOME            LONG-TERM GAIN             CARRYFORWARD 1,2
    ------------------------------------------------------------------------
    $2,890,151                              $--                          $--

1. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                  REDUCTION TO                     REDUCTION TO
                  ACCUMULATED                   ACCUMULATED NET
                  NET INVESTMENT                  REALIZED GAIN
                  LOSS                           ON INVESTMENTS
                  ---------------------------------------------
                  $54,748                               $54,748

The tax character of distributions paid during the years ended July 31, 2006 and July 31, 2005 was as follows:

                                             YEAR ENDED            YEAR ENDED
                                          JULY 31, 2006         JULY 31, 2005
    -------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                         $87,298,284          $ 33,573,875

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2006, the Fund's projected benefit obligations were decreased by $31,825 and payments of $30,185 were made to retired directors, resulting in an accumulated liability of $294,225 as of July 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 7 billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                       YEAR ENDED JULY 31, 2006          YEAR ENDED JULY 31, 2005 1
                                        SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                             2,183,702,008   $ 2,183,701,983    2,901,110,299   $ 2,901,110,299
Dividends and/or
distributions reinvested            69,915,708        69,915,708       30,377,215        30,377,215
Redeemed                        (2,619,350,286)   (2,619,330,262)  (2,766,013,315)   (2,766,013,315)
                                ---------------------------------------------------------------------
Net increase (decrease)           (365,732,570)  $  (365,712,571)     165,474,199   $   165,474,199
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             1,111,138,886   $ 1,111,138,886       62,684,594   $    62,684,594
Dividends and/or
distributions reinvested            14,748,120        14,748,120          392,058           392,058
Redeemed                          (143,173,609)     (143,173,609)     (37,853,863)      (37,853,863)
                                ---------------------------------------------------------------------
Net increase                       982,713,397   $   982,713,397       25,222,789   $    25,222,789
                                =====================================================================

1. For the year ended July 31, 2005 for Class A shares and for the period from August 27, 2004 (inception of offering) to July 31, 2005 for Class Y shares.


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE
               ---------------------------------------------------
               Up to $500 million of net assets             0.450%
               Next $500 million of net assets              0.425
               Next $500 million of net assets              0.400
               Next $1.5 billion of net assets              0.375
               Over $3 billion of net assets                0.350

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2006, the Fund paid $3,384,164 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                 CLASS A CONTINGENT DEFERRED SALES
              YEAR ENDED           CHARGES RETAINED BY DISTRIBUTOR
              ----------------------------------------------------
              July 31, 2006                                $35,605

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets. During the year ended July 31, 2006, OFS waived $11,307 for Class Y shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    25 | OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
September 14, 2006


                    26 | OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    27 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    28 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE        HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTOR                            COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS
                                    OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                 Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board               Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Directors (since 2003),          Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Director (since 1993)               Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 75                             Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-
                                    2001); Director of FMC Corporation (1993-2001). Oversees 43 portfolios in the
                                    OppenheimerFunds complex.

MATTHEW P. FINK,                    Trustee of the Committee for Economic Development (policy research founda-tion)
Director (since 2005)               (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 65                             October 1991); President of the Investment Company Institute (trade association)
                                    (October 1991-June 2004); Director of ICI Mutual Insurance Com-pany (insurance company) (October 1991-June 2004). Oversees 43 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                    A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Director (since 1993)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,               Distinguished Presidential Fellow for International Affairs (since 2002) and Mem-
Director (since 2002)               ber (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 67                             Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                    ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation
                                    (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                    American Philosophical Society (since 1996); Trustee of Woodward Academy (since
                                    1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                    Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                                    Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 43
                                    portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                     Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Director (since 2004)               and Senior Vice President and General Auditor of American Express Company
Age: 63                             (financial services company) (July 1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                     Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Director (since 2002)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held finan-
Age: 54                             cial adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                    Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, the
                                    Investment Committee of the Episcopal Church of America, the Investment Committee
                                    and Board of Human Rights Watch and the Investment Committee of Historic Hudson
                                    Valley. Oversees 43 portfolios in the OppenheimerFunds complex.


                    29 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,                 Director of Dominion Resources, Inc. (electric utility holding company)
Director (since 1987)               (February 1972-October 2005); Former Director of Prime Retail, Inc. (real estate
Age: 79                             investment trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                    Lumberman's Mutual Casualty Company, American Motorists Insurance Company and
                                    American Manufacturers Mutual Insurance Company; Former President and Chief
                                    Executive Officer of The Conference Board, Inc. (interna-tional economic and business research). Oversees 43 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,           Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Director (since 1989)               ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                             (non-profit educational organization); Founder, Chairman and Chief Executive
                                    Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                    Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                    Oversees 43 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                   Director of the following medical device companies: Medintec (since 1992) and
Director (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                             Member of the Investment Committee of the Associated Jewish Charities of
                                    Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December
                                    2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                      President of Wold Oil Properties, Inc. (oil and gas exploration and production
Director (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                             Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                    Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                    Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                    General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Director (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 63                             pany) (since September 2004); Member of Zurich Financial Investment Advisory
                                    Board (insurance) (since October 2004); Board of Governing Trustees of The
                                    Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                    Advanced Study (non-profit educational institute) (since May 1992); Special
                                    Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                    (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-
                                    2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                    Institute of Bard College (August 1990-September 2001) (economics research);
                                    Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm).
                                    Oversees 53 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN
                                    INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                    OFFI-CER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                    REMOVAL. MR. MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                    30 | OPPENHEIMER MONEY MARKET FUND, INC.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
Director (since 2002) and           (since September 2000) of the Manager; President and a director or trustee of
President and Principal             other Oppenheimer funds; President and Director of Oppenheimer Acquisition
Executive Officer (since 2001)      Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                             Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                    July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                    Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                    Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-sidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                    Legacy Program (charitable trust program established by the Manager) (since July
                                    2001); Director of the following investment advisory subsidiaries of the Manager:
                                    OFI Institutional Asset Management, Inc., Centennial Asset Management
                                    Corporation, Trinity Investment Management Corporation and Tremont Capital
                                    Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                    and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                    2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                    Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                    parent company) (since February 1997); Director of DLB Acquisition Corporation
                                    (holding company par-ent of Babson Capital Management LLC) (since June 1995);
                                    Member of the Investment Company Institute's Board of Governors (since October 3,
                                    2003); Chief Operating Officer of the Manager (September 2000-June 2001);
                                    President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                    (open-end investment companies) (November 1999-November 2001); Director of C.M.
                                    Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                    Officer and Director of MML Bay State Life Insurance Company (September
                                    1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                    (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                    91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                      THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK,
OF THE FUND                         TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                    FOR MS. WOLF AND MESSRS. VANDEHEY, WEISS AND WIXTED, 6803 S. TUCSON WAY,
                                    CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                    UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CAROL E. WOLF,                      Senior Vice President of the Manager (since June 2000) and of HarbourView Asset
Vice President and Portfolio        Management Corporation (since June 2003); an officer of 6 portfolios in the
Manager (since 1988)                OppenheimerFunds complex. Formerly Vice President of OppenheimerFunds, Inc.
Age: 54                             (June 1990-June 2000).

BARRY D. WEISS,                     Vice President of the Manager (since July 2001) and of HarbourView Asset
Vice President and Portfolio        Management Corporation (since June 2003); an officer of 6 portfolios in the
Manager (since 2001)                OppenheimerFunds complex. Formerly Assistant Vice President and Senior
Age: 42                             Credit Analyst of the Manager (February 2000-June 2001). Prior to joining the
                                    Manager in February 2000, he was Associate Director, Structured Finance, Fitch
                                    IBCA Inc. (April 1998-February 2000).

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief            March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                  Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                        Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 56                             February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.


                    31 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal             of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                             Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                    (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                    Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                    (charitable trust program estab-lished by the Manager) (since June 2003);
                                    Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                    1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                    Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                    Services Division (March 1995-March 1999). An officer of 91 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)              2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                             December 2001); General Counsel of Centennial Asset Management Corporation (since
                                    December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                    Management Corporation (since December 2001); Secretary and General Counsel of
                                    OAC (since November 2001); Assistant Secretary (since September 1997) and
                                    Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                    Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                    Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                    Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                    of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                    2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                    Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                    1989-November 2001), and OppenheimerFunds International Ltd. (September
                                    1997-November 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.

                    32 | OPPENHEIMER MONEY MARKET FUND, INC.


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2006 and $38,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $87,615 in fiscal 2006 and $142,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Filling out form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $12,615 in fiscal 2006 and $147,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006